General information and group structure	12 Months Ended
Dec. 31, 2022
General information and group structure
General information and group structure
1.	General information and group structure
1.1	General information

Genetron Holdings Limited (the “Company”) was incorporated in the Cayman Islands on April 9, 2018 as an exempted company with limited liability under the Companies Law (2020 Revision) of the Cayman Islands. The address of the Company’s registered office is at the office of Walkers Corporate Limited, Cayman Corporate Centre, 190 Elgin Avenue, George Town, Grand Cayman KY1-9008, Cayman Islands. The Company completed its initial public offering (“IPO”) on June 19, 2020 and the Company’s American Depositary Shares (“ADSs”) have been listed on the Nasdaq Global Market (“NASDAQ”) since then. Each ADS of the Company represents five ordinary shares.

The Company, its subsidiaries, the variable interest entities (“VIEs”) and their subsidiaries (“subsidiaries of VIEs”) are collectively referred to as the “Group”. The Group is principally engaged in precision oncology testing and development services (the “Listing Business”) in the People’s Republic of China (“PRC” or “China”).

1.2	Group structure

Prior to the incorporation of the Company and the completion of a group reorganization in 2019 (the “Reorganization”), the Listing Business was carried out by Genetron Health (Beijing) Co., Ltd. (“Genetron Health”) and its subsidiaries. Genetron Health was incorporated in the PRC on May 7, 2015 with Mr. Weiwu He, Mr. Sizhen Wang and Mr. Hai Yan considered as founding individuals (collectively the “Founders”).

For the purpose of preparation for the listing of the shares of the Company, the Group underwent the Reorganization upon completion of which, each of the equity holders of Genetron Health became the shareholders of the Company with substantially the same rights and shareholding percentages in Genetron Health before and after the Reorganization, and the Company became the holding company of the companies now comprising the Group.

As of December 31, 2022, the Company has consolidated the following principal subsidiaries, VIEs and subsidiaries of VIEs:

1.	General information and group structure (Continued)
1.2	Group structure (Continued)

			Effective
Company name	Place and date of incorporation	Registered/issued capital	interest held	Principal activities
Subsidiaries directly held:
Genetron HK	Hong Kong, June 6, 2018	HK$10,000 (10,000 ordinary shares)	100%	Investment holding
Genetron Health, Inc.	Delaware, United States of America August 23, 2019	US$ 1 (1,000 ordinary shares)	100%	Molecular diagnostic services

Genetron (Tianjin) Co., Ltd. *	Tianjin, PRC March 8, 2019	RMB1,000,000,000	100%	Biotechnology development and technical services
Shanghai Junran Bio-Technology Co., Ltd.	Shanghai, PRC July 1, 2019	RMB500,000,000	100%	Biotechnology development and technical services
Genetron (Wuxi) Business Management Co., Ltd. **	Wuxi, PRC December 3, 2020	US$50,000,000	90 (Note 31)%	Investment holding
Genetron (Hainan) Biotech Co., Ltd.	Haikou, PRC January 18, 2022	RMB300,000,000	100%	Biotechnology development and technical services
VIEs:
Genetron Health	Beijing, PRC May 7, 2015	RMB57,438,800	100%	Gene-related detection services
Genetron (Wuxi) Biotech Co., Ltd.	Wuxi, PRC October 14, 2020	RMB20,000,000	100%	Gene-related detection services
Subsidiaries of VIEs:
Shanghai Genetron Bio-Technology Co., Ltd.	Shanghai, PRC July 8, 2015	RMB20,000,000	100%	Investment holding
Genetron Health (Chongqing) Co., Ltd.	Chongqing, PRC March 1, 2016	RMB20,000,000	100%	Investment holding and IVD products sales
Beijing Genetron Biotechnology Co., Ltd.	Beijing, PRC March 11, 2016	RMB20,000,000	100%	Investment holding
Guangzhou Genetron Bio-Technology Co., Ltd.	Guangzhou, PRC July 4, 2019	RMB10,000,000	100%	Investment holding
Beijing Genetron Medical Laboratory Co., Ltd.	Beijing, PRC November 5, 2015	RMB12,000,000	100%	Gene-related detection services
Shanghai Genetron Medical Laboratory Co., Ltd.	Shanghai, PRC December 14, 2015	RMB30,000,000	100%	Gene-related detection services
Chongqing Genetron Medical Laboratory Co., Ltd.	Chongqing, PRC August 11, 2016	RMB20,000,000	100%	Gene-related detection services
Guangzhou Genetron Medical Laboratory Co., Ltd.	Guangzhou, PRC July 8, 2019	RMB10,000,000	100%	Gene-related detection services
Genetron Health Technologies, Inc.	Delaware, United States of America April 28, 2015	US$ 10,000,000 (1,000 ordinary shares)	100%	Research services

The place of incorporation is also their principal place of business and operations. All of them are limited liability companies.

*	registered as wholly foreign owned enterprise under PRC law
**	registered as non-wholly foreign owned enterprise under PRC law

The VIEs and subsidiaries of VIEs are consolidated by the Company through Contractual Arrangements (Note 2.4.1(a)). Other Group companies including Genetron (Tianjin) Co., Ltd. and Genetron (Wuxi) Business Management Co., Ltd. (collectively referred as “PRC Subsidiaries”) are controlled and consolidated by the Company through direct or indirect equity ownerships.